Members' Equity (Brooklyn ImmunoTherapeutics, LLC)	9 Months Ended
Sep. 30, 2020
Brooklyn Immunotherapeutics, LLC [Member]
Members' Equity
NOTE 12	MEMBERS’ EQUITY

During the nine months ended September 30, 2020, the Company made capital calls in the aggregate amount of $5,024,313 in exchange for Class A Units. The Company received cash of $4,133,750 and applied investor deposits of $665,563 in satisfaction of capital calls made during 2019. The remaining $225,000 was recorded as subscriptions receivable as of September 30, 2020 and was received through October 1, 2020.

During the year ended December 31, 2019, the Company made capital calls in the aggregate amount of $8,218,762 in exchange for Class A Units. The Company received cash of $7,808,250 and applied investor deposits of $410,512 in satisfaction of capital calls made during 2019. Further, the Company received cash of $665,653 representing payments in excess of capital calls during the years ended December 31, 2019, which was recorded in other current liabilities on the accompanying condensed balance sheet.